Summary of Significant Accounting Policies - Summary of Depreciation Rates and Estimated Useful Life of the Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Building
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Property and Equipment	25 years
Maximum | Furniture And Fixture
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Property and Equipment	10 years
Maximum | Computer Equipment
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Property and Equipment	5 years
Maximum | Right-of-use assets
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Property and Equipment	10 years
Minimum | Furniture And Fixture
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Property and Equipment	4 years
Minimum | Computer Equipment
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Property and Equipment	2 years
Minimum | Right-of-use assets
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Property and Equipment	1 year